Expense Example {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Investor PRO-13 - Asset Manager: Growth Portfolio - VIP Asset Manager: Growth Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930